REAL ESTATE HELD FOR INVESTMENT (Dispositions) - Additional Information (Detail) - USD ($) $ in Thousands				3 Months Ended		12 Months Ended
	Nov. 01, 2019	Jul. 19, 2019	Jan. 11, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate held for sale, net						$ 0	$ 128,146
Accumulated depreciation and amortization				$ 74,128		65,381	38,052
Gain on sale of real estate				$ 0	$ 7,575	$ 34,077	$ 80,594	$ 255,935
125 John Carpenter Mortgage Loan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration		$ 99,800
Real estate held for sale, net		82,400
Accumulated depreciation and amortization		9,100
Extinguishment of debt	$ 53,200	53,200
424 Bedford
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration			$ 43,800
Real estate held for sale, net			34,000
Accumulated depreciation and amortization			5,300
Gain on sale of real estate			7,600
424 Bedford | Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration			43,800
Real estate held for sale, net			34,000
Accumulated depreciation and amortization			5,300
Gain on sale of real estate			$ 7,600
Burbank Collection
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration		25,900
Real estate held for sale, net		14,700
Accumulated depreciation and amortization		2,600
Gain on sale of real estate		10,500
Burbank Collection | Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration		25,900
Real estate held for sale, net		14,700
Accumulated depreciation and amortization		2,600
Gain on sale of real estate		$ 10,500